Related Party Transactions - Loans Issued and Guarantees Granted (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans Issued and Guarantees Granted [Abstract]
Key Management Loans and commitments	€ 46	€ 48	€ 0
Key Management Deposits	54	123	0
Collateral held for loans outstanding	14	14	0
Trading assets and positive market values from derivative financial transactions with associated companies	3	6	0
Trading liabilities and negative market values from derivative financial transactions with associated companies	€ 0	€ 0	€ 0